Finance Receivables and Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Minimum
Leases Disclosure [Line Items]
Term of financing receivables	1 year
Maximum
Leases Disclosure [Line Items]
Term of financing receivables	6 years
Equipment Leased to Customer
Leases Disclosure [Line Items]
Property, plant and equipment lease	¥ 97,890	¥ 108,746
Accumulated depreciation on property, plant and equipment lease	¥ 75,997	¥ 82,916